Income Taxes - Schedule of Income Taxes Recognized in Consolidated Statements of Profit or Loss (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Current tax
Provision for the year	RM 2,637,694	$ 590,154	RM 1,355,882
Under provision in prior years	225,946	50,553
Deferred tax	(30,023)	(6,717)
Income tax expenses	RM 2,833,617	$ 633,990	RM 1,355,882